Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 2,280,553	$ 3,492,269
Due to a related party	56,102	377,031
Total financial liabilities	2,336,655	$ 3,869,300
Due Within A Year [Member]
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	2,280,553
Due to a related party	56,102
Total financial liabilities	$ 2,336,655